Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advances for inventories	$ 1,478	$ 1,627
Advertising and promotional expenses paid in advance	117	105
Prepaid insurance	100	73
Total	$ 1,695	$ 1,805